BORROWINGS - Short-term (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings	¥ 11,967,826,525	¥ 7,556,938,793
Long-term borrowings-current portion	1,371,540,168	681,591,988
Total short-term borrowings	13,339,366,693	¥ 8,238,530,781
Financings Associated With Failed Sale Lease Back Transactions [Member]
Long-term borrowings-current portion	¥ 1,484,167,300